RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTIES
Summary of directors and key management compensation

	For the year ended
	December 31,	December 31,
	2020	2019
Salaries and benefits	$6,703	$4,840
Termination costs	4,604	—
Share-based compensation	216	5,376
	$11,523	$10,216